Taxation (Components of Income before Income Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income/(loss) before income tax expense
Income/(loss) from Chinese mainland operations	$ (22,560)	$ 37,146	$ 153,708
Income/(loss) from non-Chinese mainland operations	16,910	3,459	(22,141)
Income/(loss) before income tax expense	(5,650)	40,605	131,567
Income tax expense applicable to Chinese mainland operations
Current tax	22,701	27,735	31,089
Deferred tax	24,728	22,524	26,207
Subtotal income tax expense applicable to Chinese mainland operations	47,429	50,259	57,296
Non-Chinese mainland income tax expense	12,850	7,534	4,817
Non-Chinese mainland withholding tax expense	141	153	183
Total income tax expense from continuing operations	60,420	57,946	62,296
CHINA
Income tax expense applicable to Chinese mainland operations
Total income tax expense from continuing operations	47,400	50,300	57,300
Accrued Income Taxes	36,800	46,600	48,400
United States
Income tax expense applicable to Chinese mainland operations
Non-Chinese mainland income tax expense	$ 13,000	$ 8,000	$ 5,000